Trade Receivables - Schedule of Allowance for ECLs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables [Line Items]
Impairment losses, net	¥ 20,653	¥ 35,240	¥ 3,088
Trade receivables [member]
Trade Receivables [Line Items]
At the beginning of the year	(10,818)	(3,346)
Impairment losses, net	(18,653)	(34,983)
Amount written off as uncollectible	23,799	27,511
At the end of the year	¥ (5,672)	¥ (10,818)	¥ (3,346)